Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Basic earnings per share [abstract]
Disclosure of earnings per share [Table Text Block]
	Year ended
	Dec. 31, 2020	Dec. 31, 2019

Basic and diluted weighted average common shares outstanding	261,272,151	261,272,151